Report Of The Directors Financial Review Risk Report - Distribution of financial instruments by credit quality (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 2,880,751	$ 2,621,427
Off-balance sheet commitments	262,877	273,380
Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	263,103	273,512
Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(226)	(132)
Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	88,639	85,735
Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,584,710	2,350,116
Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(15,566)	(9,243)
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,492	2,345
Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	184,989	197,579
Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	184,989	197,579
Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Performance and other guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	77,888	75,801
Performance and other guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	78,114	75,933
Performance and other guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(226)	(132)
Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,037,987	1,036,743
Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,052,477	1,045,475
Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(14,490)	(8,732)
Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	81,616	69,203
Loans and advances to banks at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	81,658	69,219
Loans and advances to banks at amortised cost | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(42)	(16)
Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	88,639	85,735
Debt securities | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	76,882	75,259
Debt securities | Financial assets measured at fair value through other comprehensive income, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	399,717	355,664
Debt securities | Financial assets measured at fair value through other comprehensive income, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(141)	(166)
Debt securities | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,857	1,714
Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	154,347	175,444
Trading assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	154,347	175,444
Trading assets | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	772,408	615,179
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(175)	(118)
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10,754	11,769
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10,754	11,769
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Derivatives
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	307,726	242,995
Derivatives | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	307,726	242,995
Derivatives | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
– personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	460,809	434,271
– personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(4,731)	(3,134)
– corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	527,088	540,499
– corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(9,494)	(5,438)
– non-bank financial institutions | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	64,580	70,705
– non-bank financial institutions | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(265)	(160)
Strong | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	85,474	96,247
Strong | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	59,392	66,148
Strong | Performance and other guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	26,082	30,099
Strong | Trading assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	117,972	135,059
Strong | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,440	4,655
Strong | Derivatives | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	243,005	187,636
Good | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	90,573	93,225
Good | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	62,664	69,890
Good | Performance and other guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	27,909	23,335
Good | Trading assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,694	15,240
Good | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,378	1,391
Good | Derivatives | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	54,581	42,642
Satisfactory | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	80,922	78,816
Satisfactory | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	59,666	58,754
Satisfactory | Performance and other guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	21,256	20,062
Satisfactory | Trading assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	20,809	22,964
Satisfactory | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,827	5,584
Satisfactory | Derivatives | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,709	11,894
Sub- standard | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,949	4,662
Sub- standard | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,837	2,605
Sub- standard | Performance and other guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,112	2,057
Sub- standard | Trading assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	829	2,181
Sub- standard | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	109	139
Sub- standard | Derivatives | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,359	821
Financial assets excluding equity securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,756,425	2,502,940
Financial assets excluding equity securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,771,273	2,511,972
Financial assets excluding equity securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(14,848)	(9,032)
Financial assets excluding equity securities | Strong | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,995,882	1,783,286
Financial assets excluding equity securities | Good | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	384,915	388,474
Financial assets excluding equity securities | Satisfactory | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	328,487	300,774
Financial assets excluding equity securities | Sub- standard | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 41,979	$ 25,591
Portfolio Concentration Risk | Financial assets excluding equity securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage	100.00%	100.00%
Portfolio Concentration Risk | Financial assets excluding equity securities | Strong | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage	72.00%	70.90%
Portfolio Concentration Risk | Financial assets excluding equity securities | Good | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage	13.90%	15.50%
Portfolio Concentration Risk | Financial assets excluding equity securities | Satisfactory | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage	11.90%	12.00%
Portfolio Concentration Risk | Financial assets excluding equity securities | Sub- standard | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage	1.50%	1.00%
Credit impaired | Credit impaired | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	$ 1,185	$ 562
Credit impaired | Credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	430	182
Credit impaired | Credit impaired | Performance and other guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	755	380
Credit impaired | Credit impaired | Trading assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	43	0
Credit impaired | Credit impaired | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Credit impaired | Derivatives | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	72	2
Credit impaired | Financial assets excluding equity securities | Credit impaired | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 20,010	$ 13,847
Credit impaired | Portfolio Concentration Risk | Financial assets excluding equity securities | Credit impaired | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage	0.70%	0.60%
IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	$ 677,308	$ 619,866
IFRS 9 | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,906,543	1,729,873
Off-balance sheet commitments	678,167	620,243
IFRS 9 | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(14,707)	(8,866)
Off-balance sheet commitments	(859)	(377)
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	391,762	351,725
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	391,903	351,891
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(141)	(166)
IFRS 9 | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	659,049	599,700
IFRS 9 | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	659,783	600,029
IFRS 9 | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(734)	(329)
IFRS 9 | Financial guarantee and similar contracts
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	18,259	20,166
IFRS 9 | Financial guarantee and similar contracts | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	18,384	20,214
IFRS 9 | Financial guarantee and similar contracts | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(125)	(48)
IFRS 9 | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,037,987	1,036,743
IFRS 9 | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,052,477	1,045,475
IFRS 9 | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(14,490)	(8,732)
IFRS 9 | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	81,616	69,203
IFRS 9 | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	81,658	69,219
IFRS 9 | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(42)	(16)
IFRS 9 | – cash and balances at central banks | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	304,481	154,099
IFRS 9 | – cash and balances at central banks | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	304,486	154,101
IFRS 9 | – cash and balances at central banks | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(5)	(2)
IFRS 9 | Items in the course of collection from other banks | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,094	4,956
IFRS 9 | Items in the course of collection from other banks | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,094	4,956
IFRS 9 | Items in the course of collection from other banks | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	40,420	38,380
IFRS 9 | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	40,420	38,380
IFRS 9 | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | – reverse repurchase agreements – non-trading | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	61,716	53,093
IFRS 9 | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	230,628	240,862
IFRS 9 | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	230,628	240,862
IFRS 9 | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | – financial investments | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	88,639	85,735
IFRS 9 | – financial investments | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	88,719	85,788
IFRS 9 | – financial investments | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(80)	(53)
IFRS 9 | Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	103,971	91,029
IFRS 9 | Other assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	104,061	91,092
IFRS 9 | Other assets | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(90)	(63)
IFRS 9 | – endorsements and acceptances
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10,277	10,198
IFRS 9 | – endorsements and acceptances | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10,307	10,214
IFRS 9 | – endorsements and acceptances | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(30)	(16)
IFRS 9 | – accrued income and other
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	93,694	80,831
IFRS 9 | – accrued income and other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	93,754	80,878
IFRS 9 | – accrued income and other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(60)	(47)
IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	391,762	351,725
IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	391,903	351,891
IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(141)	(166)
IFRS 9 | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	772,233	615,061
IFRS 9 | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	772,408	615,179
IFRS 9 | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(175)	(118)
IFRS 9 | – personal | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	236,170	223,314
IFRS 9 | – personal | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(40)	(15)
IFRS 9 | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	456,078	431,137
IFRS 9 | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	460,809	434,271
IFRS 9 | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(4,731)	(3,134)
IFRS 9 | – corporate and commercial | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	299,802	278,524
IFRS 9 | – corporate and commercial | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(650)	(307)
IFRS 9 | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	517,594	535,061
IFRS 9 | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	527,088	540,499
IFRS 9 | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(9,494)	(5,438)
IFRS 9 | – non-bank financial institutions | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	123,811	98,191
IFRS 9 | – non-bank financial institutions | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(44)	(7)
IFRS 9 | – non-bank financial institutions | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	64,315	70,545
IFRS 9 | – non-bank financial institutions | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	64,580	70,705
IFRS 9 | – non-bank financial institutions | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(265)	(160)
IFRS 9 | Strong | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	407,267	376,865
IFRS 9 | Strong | Financial assets measured at fair value through other comprehensive income, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	367,685	333,158
IFRS 9 | Strong | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	400,911	369,424
IFRS 9 | Strong | Financial guarantee and similar contracts | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	6,356	7,441
IFRS 9 | Strong | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	506,231	524,889
IFRS 9 | Strong | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	71,318	60,636
IFRS 9 | Strong | – cash and balances at central banks | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	302,028	151,788
IFRS 9 | Strong | Items in the course of collection from other banks | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,079	4,935
IFRS 9 | Strong | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	40,420	38,380
IFRS 9 | Strong | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	177,457	193,157
IFRS 9 | Strong | – financial investments | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	77,361	78,318
IFRS 9 | Strong | Other assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	81,886	70,675
IFRS 9 | Strong | – endorsements and acceptances | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,458	1,133
IFRS 9 | Strong | – accrued income and other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	80,428	69,542
IFRS 9 | Strong | Debt securities | Financial assets measured at fair value through other comprehensive income, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	367,685	333,158
IFRS 9 | Strong | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	683,231	537,253
IFRS 9 | Strong | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	357,821	354,461
IFRS 9 | Strong | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	120,971	138,126
IFRS 9 | Strong | – non-bank financial institutions | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	27,439	32,302
IFRS 9 | Good | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	162,533	153,021
IFRS 9 | Good | Financial assets measured at fair value through other comprehensive income, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,678	10,966
IFRS 9 | Good | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	157,339	146,988
IFRS 9 | Good | Financial guarantee and similar contracts | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5,194	6,033
IFRS 9 | Good | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	233,320	258,402
IFRS 9 | Good | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,496	5,329
IFRS 9 | Good | – cash and balances at central banks | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,388	1,398
IFRS 9 | Good | Items in the course of collection from other banks | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9	18
IFRS 9 | Good | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	40,461	37,947
IFRS 9 | Good | – financial investments | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,781	6,503
IFRS 9 | Good | Other assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10,129	8,638
IFRS 9 | Good | – endorsements and acceptances | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,355	4,651
IFRS 9 | Good | – accrued income and other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,774	3,987
IFRS 9 | Good | Debt securities | Financial assets measured at fair value through other comprehensive income, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,678	10,966
IFRS 9 | Good | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	61,768	54,505
IFRS 9 | Good | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	53,892	45,037
IFRS 9 | Good | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	158,601	190,470
IFRS 9 | Good | – non-bank financial institutions | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	20,827	22,895
IFRS 9 | Satisfactory | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	96,101	83,038
IFRS 9 | Satisfactory | Financial assets measured at fair value through other comprehensive income, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10,409	7,222
IFRS 9 | Satisfactory | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	90,784	77,499
IFRS 9 | Satisfactory | Financial guarantee and similar contracts | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5,317	5,539
IFRS 9 | Satisfactory | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	256,584	228,485
IFRS 9 | Satisfactory | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,568	1,859
IFRS 9 | Satisfactory | – cash and balances at central banks | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,070	915
IFRS 9 | Satisfactory | Items in the course of collection from other banks | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6	3
IFRS 9 | Satisfactory | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,398	9,621
IFRS 9 | Satisfactory | – financial investments | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,537	906
IFRS 9 | Satisfactory | Other assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11,570	11,321
IFRS 9 | Satisfactory | – endorsements and acceptances | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,245	4,196
IFRS 9 | Satisfactory | – accrued income and other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,325	7,125
IFRS 9 | Satisfactory | Debt securities | Financial assets measured at fair value through other comprehensive income, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10,409	7,222
IFRS 9 | Satisfactory | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	26,581	22,766
IFRS 9 | Satisfactory | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	38,520	27,636
IFRS 9 | Satisfactory | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	203,560	186,383
IFRS 9 | Satisfactory | – non-bank financial institutions | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,504	14,466
IFRS 9 | Sub- standard | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	10,915	6,349
IFRS 9 | Sub- standard | Financial assets measured at fair value through other comprehensive income, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	825	544
IFRS 9 | Sub- standard | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	9,668	5,338
IFRS 9 | Sub- standard | Financial guarantee and similar contracts | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,247	1,011
IFRS 9 | Sub- standard | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	36,970	20,007
IFRS 9 | Sub- standard | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,276	1,395
IFRS 9 | Sub- standard | – cash and balances at central banks | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Items in the course of collection from other banks | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	312	137
IFRS 9 | Sub- standard | – financial investments | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1	61
IFRS 9 | Sub- standard | Other assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	298	306
IFRS 9 | Sub- standard | – endorsements and acceptances | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	229	230
IFRS 9 | Sub- standard | – accrued income and other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	69	76
IFRS 9 | Sub- standard | Debt securities | Financial assets measured at fair value through other comprehensive income, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	825	544
IFRS 9 | Sub- standard | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	611	503
IFRS 9 | Sub- standard | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,965	2,286
IFRS 9 | Sub- standard | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	30,718	16,891
IFRS 9 | Sub- standard | – non-bank financial institutions | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,287	830
IFRS 9 | Credit impaired | Financial assets measured at fair value through other comprehensive income, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	306	1
IFRS 9 | Credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,081	780
IFRS 9 | Credit impaired | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19,372	13,692
IFRS 9 | Credit impaired | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	217	152
IFRS 9 | Credit impaired | Credit impaired | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,351	970
IFRS 9 | Credit impaired | Credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,081	780
IFRS 9 | Credit impaired | Credit impaired | Financial guarantee and similar contracts | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	270	190
IFRS 9 | Credit impaired | Credit impaired | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19,372	13,692
IFRS 9 | Credit impaired | Credit impaired | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Credit impaired | – cash and balances at central banks | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Credit impaired | Items in the course of collection from other banks | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Credit impaired | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Credit impaired | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Credit impaired | – financial investments | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	39	0
IFRS 9 | Credit impaired | Credit impaired | Other assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	178	152
IFRS 9 | Credit impaired | Credit impaired | – endorsements and acceptances | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	20	4
IFRS 9 | Credit impaired | Credit impaired | – accrued income and other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	158	148
IFRS 9 | Credit impaired | Credit impaired | Debt securities | Financial assets measured at fair value through other comprehensive income, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	306	1
IFRS 9 | Credit impaired | Credit impaired | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,611	4,851
IFRS 9 | Credit impaired | Credit impaired | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	13,238	8,629
IFRS 9 | Credit impaired | Credit impaired | – non-bank financial institutions | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 523	$ 212